Expenses by nature (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Expenses by nature
Raw materials and consumables used	$ 1,115,797	$ 1,120,540	$ 956,909
Employee benefit expenses	262,964	279,371	234,205
Depreciation and amortization	267,189	270,456	275,036
Services, miscellaneous	349,091	220,535	122,557
Other expenses	179,784	109,115	106,446
Total	$ 2,174,825	$ 2,000,017	$ 1,695,153
Average number of employees | employee	6,159	5,643	5,561
Cost of sales
Expenses by nature
Raw materials and consumables used	$ 1,114,959
Employee benefit expenses	159,329
Depreciation and amortization	262,948
Services, miscellaneous	231,501
Other expenses	120,207
Total	1,888,944
Selling, general and administrative
Expenses by nature
Raw materials and consumables used	838
Employee benefit expenses	91,000
Depreciation and amortization	4,219
Services, miscellaneous	34,211
Other expenses	29,335
Total	159,603
Mineral exploration and project development
Expenses by nature
Employee benefit expenses	12,635
Depreciation and amortization	22
Services, miscellaneous	83,379
Other expenses	30,242
Total	$ 126,278